PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following:

	December 31,
	2017	2016
At Cost:
Plant and buildings	$4,090,603	$3,853,080
Machinery and equipment	14,743,997	13,881,331
Motor vehicles	340,271	291,682
Office equipment	126,298	117,507
	19,301,169	18,143,600
Less: Accumulated depreciation
Plant and buildings	(2,781,302)	(2,396,424)
Machinery and equipment	(12,080,380)	(10,923,184)
Motor vehicles	(298,219)	(278,494)
Office equipment	(109,734)	(98,435)
	(15,269,635)	(13,696,537)
Property, plant and equipment, net	$4,031,534	$4,447,063